Summary of significant accounting policies - Schedule of contract balance (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Opening Balance	¥ 188,099,873		¥ 129,464,732
Increase (decrease), net	11,644,256		58,635,141
Ending Balance	199,744,129	$ 30,612,127	188,099,873
Opening Balance	17,134,532		9,708,051
Increase (decrease), net	(6,223,543)		7,426,481
Ending Balance	10,910,989	$ 1,672,182	17,134,532
Opening Balance	182,819,528		112,071,796
Increase (decrease), net	46,882,250		70,747,732
Ending Balance	¥ 229,701,778		¥ 182,819,528